Deferred tax - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) subsidiary	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of unused tax losses carried forward	€ 567.0	€ 385.0	€ 434.0
Amount of statutory tax losses carried forward for offset against future profits	338.6
Supplementary carried forward tax deduction to be offset against future income	€ 87.2
Number of subsidiaries operating on cost-plus basis | subsidiary	2
Belgium [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of statutory tax losses carried forward for offset against future profits	€ 262.1
Notional Interest Deduction [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts that could give rise to deferred tax assets		2.6	2.6
Investment Deduction [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amounts that could give rise to deferred tax assets	1.0	€ 1.0	€ 1.0
Expiry between 2018 and 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Amount of unused tax losses carried forward	15.1
Amount of statutory tax losses carried forward for offset against future profits	€ 16.8